SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

                     ANNUAL REPORT OF PROXY VOTING RECORD OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                Investment Company Act file number: 811-22671

                       AB Multi-Manager Alternative Fund
               (Exact name of registrant as specified in charter)

                             AllianceBernstein L.P.
              1345 Avenue of the Americas, New York, New York 10105
               (Address of Principal Executive Office) (Zip Code)

               Registrant's Telephone Number, including Area Code:
                                 (800) 221-5672

                                 EMILIE D. WRAPP
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

                          Copies of communications to:
                                 Paul M. Miller
                              Seward & Kissel LLP
                               901 K Street, N.W.
                                   Suite 800
                             Washington, D.C. 20001

                      Date of fiscal year end: March 31

             Date of reporting period: July 1, 2017 - June 30, 2018

Item 1.  Proxy Voting Record.

******************************* FORM N-PX REPORT *******************************

ICA File Number: 811-22671
Reporting Period: 07/01/2017 - 06/30/2018
AB Multi-Manager Alternative Fund, Inc.









==================== AB Multi-Manager Alternative Fund, Inc. ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                  Registrant:  AB Multi-Manager Alternative Fund


                                  By: Christopher J. Bricker*
                                      -----------------------
                                      President

                                  Date:  August 31, 2018



*By: /s/ Nancy E. Hay
     --------------------
         Nancy E. Hay
         (Attorney-in-fact)

                               POWER OF ATTORNEY
                               -----------------

     KNOW ALL PERSONS BY THESE PRESENTS, that the person whose signature appears below hereby revokes all prior powers granted by the undersigned to the extent inconsistent herewith and constitutes and appoints Christopher J. Bricker, Eric
C. Freed, Nancy E. Hay, Stephen J. Laffey and Emilie D. Wrapp and each of them, to act severally as attorney-in-fact and agent, with power of substitution and resubstitution, for the undersigned in any and all capacities, solely for the purpose of signing the Registration Statement on Form N-2 and any other Securities and Exchange Commission filings, and any amendments thereto, of AllianceBernstein Multi-Manager Alternative Fund, and filing the same, with exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, hereby ratifying and confirming all that said attorneys-in-fact, or their substitute or substitutes, may do or cause to be done by virtue hereof.


                                            /s/Christopher J. Bricker
                                            -------------------------
                                            Christopher J. Bricker




Dated: May 10, 2013